EQUITY - Equity transactions (Details)	1 Months Ended		12 Months Ended
	Aug. 31, 2021 USD ($) $ / shares shares	Nov. 30, 2020 USD ($)	Dec. 31, 2021 USD ($) item	Jun. 30, 2022 USD ($)	Jun. 30, 2022 $ / shares	Dec. 31, 2021 $ / shares	Aug. 31, 2021 $ / shares	Aug. 31, 2021 item	Aug. 31, 2021	Jun. 30, 2021 $ / shares	Dec. 31, 2020 $ / shares
Class of Stock [Line Items]
Gross proceeds from issuance allocated to common shares			$ 15,868,381
Gross proceeds from issuance allocated to common shares warrants		$ 53,929	$ 2,739,221
Share price | $ / shares					$ 6.35	$ 6.00				$ 14.40	$ 8.40
Issuance costs allocated to the warrants	$ 444,558
Risk Free Interest rate
Class of Stock [Line Items]
Warrants, measurement input			0.0121	2.39				0.0084	0.84
volatility
Class of Stock [Line Items]
Warrants, measurement input			0.936	94.00				0.956	95.6
Expected life
Class of Stock [Line Items]
Warrants, measurement input			4.7	4.4					5.0
Warrants
Class of Stock [Line Items]
Price per unit | $ / shares	$ 9.60
Number of warrants per unit | shares	0.25
Gross proceeds from issuance allocated to common shares	$ 15,868,381
Issuance costs allocated to the common shares	1,665,099
Gross proceeds from issuance allocated to common shares warrants	$ 2,739,221
Share price | $ / shares							$ 8.28
Common share purchase warrants price | $ / shares	$ 1.32
Outstanding balance of warrants			$ 1,871,687	$ 1,605,020